Loans and Allowance for Credit Losses - Disclosure of Allowance for Credit Losses - IAS 39 (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Disclosure of credit risk exposure [line items]
Provision for credit losses	$ (1,307)	$ (1,150)
Allowance for Loan Losses [Member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	2,159	2,235
Provision for credit losses		1,150
Write-offs		(1,425)
Recoveries		330
Unwind of discount		(104)
Exchange rate changes/other		(27)
Balance at end of period		2,159
Allowance for Off-balance Sheet and Other Items [Member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	91	91
Balance at end of period		91
Individually Assessed [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	304	365
Provision for credit losses		86
Write-offs		(139)
Recoveries		47
Unwind of discount		(52)
Exchange rate changes/other		(3)
Balance at end of period		304
Collectively Assessed [Member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	1,946	1,961
Provision for credit losses		1,064
Write-offs		(1,286)
Recoveries		283
Unwind of discount		(52)
Exchange rate changes/other		(24)
Balance at end of period		1,946
Acquired credit-impaired loans [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	3	3
Provision for credit losses		2
Exchange rate changes/other		(2)
Balance at end of period		3
Allowance for credit losses [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	2,250	2,326
Provision for credit losses		1,150
Write-offs		(1,425)
Recoveries		330
Unwind of discount		(104)
Exchange rate changes/other		(27)
Balance at end of period		2,250
Retail [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	1,244	1,253
Provision for credit losses		968
Write-offs		(1,199)
Recoveries		264
Unwind of discount		(35)
Exchange rate changes/other		(7)
Balance at end of period		1,244
Retail [member] | Residential mortgages [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	297	273
Provision for credit losses		90
Write-offs		(53)
Recoveries		8
Unwind of discount		(21)
Balance at end of period		297
Retail [member] | Personal [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	512	529
Provision for credit losses		422
Write-offs		(543)
Recoveries		116
Unwind of discount		(11)
Exchange rate changes/other		(1)
Balance at end of period		512
Retail [member] | Credit Card [Member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	379	386
Provision for credit losses		427
Write-offs		(565)
Recoveries		131
Balance at end of period		379
Retail [member] | Small business [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	56	65
Provision for credit losses		29
Write-offs		(38)
Recoveries		9
Unwind of discount		(3)
Exchange rate changes/other		(6)
Balance at end of period		56
Wholesale [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	912	979
Provision for credit losses		180
Write-offs		(226)
Recoveries		66
Unwind of discount		(69)
Exchange rate changes/other		(18)
Balance at end of period		912
Wholesale [member] | Business [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 912	979
Provision for credit losses		180
Write-offs		(226)
Recoveries		66
Unwind of discount		(69)
Exchange rate changes/other		(18)
Balance at end of period		$ 912